Joint operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Joint Operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2019	2018

Total assets
McArthur River	Canada	69.81%	$1,046,556	$1,065,562
Key Lake	Canada	83.33%	524,324	537,233
Cigar Lake	Canada	50.03%	1,354,399	1,503,863

			$2,925,279	$3,106,658

Total liabilities
McArthur River		69.81%	$32,132	$32,829
Key Lake		83.33%	227,562	222,369
Cigar Lake		50.03%	47,396	38,478

			$307,090	$293,676